Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Disclosure of operating segments [line items]
Net interest income	[1],[2]	$ 4,773		$ 4,666		$ 4,563
Non-interest income	[2],[3]	3,660	[4]	3,606	[5]	3,399	[6]
Total revenue	[2]	8,433		8,272		7,962
Provision for credit losses	[2]	962		1,256		638
Depreciation and amortization	[2],[7]	421		590		406
Other non-interest expenses	[2]	4,318		4,937		4,055
Provision for income taxes	[2]	533		135		1,105
Net income	[2]	2,199		1,354		1,758
Net income attributable to non-controlling interests in subsidiaries	[2]	25		31		37
Net income attributable to equity holders of the Bank	[2]	2,174		1,323		1,721
Average assets	[2]	1,423,000		1,410,000		1,380,000
Average liabilities	[2]	1,344,000		1,332,000		1,305,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2],[8]	2,653		2,563		2,387
Non-interest income	[2],[3],[8]	734	[4]	749	[5]	776	[6]
Total revenue	[2],[8]	3,387		3,312		3,163
Provision for credit losses	[2],[8]	378		700		218
Depreciation and amortization	[2],[7],[8]	147		147		144
Other non-interest expenses	[2],[8]	1,351		1,366		1,305
Provision for income taxes	[2],[8]	416		306		410
Net income	[2],[8]	1,095		793		1,086
Net income attributable to equity holders of the Bank	[2],[8]	1,095		793		1,086
Average assets	[2],[8]	445,000		447,000		450,000
Average liabilities	[2],[8]	393,000		386,000		357,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2],[8]	2,246		2,130		1,892
Non-interest income	[2],[3],[8]	857	[4]	650	[5]	792	[6]
Total revenue	[2],[8]	3,103		2,780		2,684
Provision for credit losses	[2],[8]	574		512		404
Depreciation and amortization	[2],[7],[8]	143		140		139
Other non-interest expenses	[2],[8]	1,428		1,380		1,294
Provision for income taxes	[2],[8]	190		168		168
Net income	[2],[8]	768		580		679
Net income attributable to non-controlling interests in subsidiaries	[2],[8]	22		32		35
Net income attributable to equity holders of the Bank	[2],[8]	746		548		644
Average assets	[2],[8]	236,000		238,000		228,000
Average liabilities	[2],[8]	184,000		184,000		169,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	221		213		213
Non-interest income	[3],[8]	1,144	[4]	1,119	[5]	1,110	[6]
Total revenue	[8]	1,365		1,332		1,323
Provision for credit losses	[8]	5		5		1
Depreciation and amortization	[7],[8]	47		46		44
Other non-interest expenses	[8]	815		841		758
Provision for income taxes	[8]	127		111		133
Net income	[8]	371		329		387
Net income attributable to non-controlling interests in subsidiaries	[8]	3		2		2
Net income attributable to equity holders of the Bank	[8]	368		327		385
Average assets	[8]	35,000		34,000		34,000
Average liabilities	[8]	40,000		39,000		42,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	354		397		454
Non-interest income	[3],[8]	1,025	[4]	957	[5]	1,049	[6]
Total revenue	[8]	1,379		1,354		1,503
Provision for credit losses	[8]	5		39		15
Depreciation and amortization	[7],[8]	62		58		53
Other non-interest expenses	[8]	739		721		720
Provision for income taxes	[8]	134		122		196
Net income	[8]	439		414		519
Net income attributable to equity holders of the Bank	[8]	439		414		519
Average assets	[8]	505,000		500,000		481,000
Average liabilities	[8]	476,000		471,000		455,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(701)	[9]	(637)	[10]	(383)	[11]
Non-interest income	[3]	(100)	[4],[9]	131	[5],[10]	(328)	[6],[11]
Total revenue		(801)	[9]	(506)	[10]	(711)	[11]
Depreciation and amortization	[7]	22	[9]	199	[10]	26	[11]
Other non-interest expenses		(15)	[9]	629	[10]	(22)	[11]
Provision for income taxes		(334)	[9]	(572)	[10]	198	[11]
Net income		(474)	[9]	(762)	[10]	(913)	[11]
Net income attributable to non-controlling interests in subsidiaries	[10]			(3)
Net income attributable to equity holders of the Bank		(474)	[9]	(759)	[10]	(913)	[11]
Average assets		202,000	[9]	191,000	[10]	187,000	[11]
Average liabilities		$ 251,000	[9]	$ 252,000	[10]	$ 282,000	[11]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[4]	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $60, Global Wealth Management – $4, and Other – $(18).
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $56, Global Wealth Management – $5, Global Banking and Markets – $1, and Other – $(68).
[6]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $15, International Banking – $63, Global Wealth Management – $3, and Other – $(65).
[7]	Includes impairment charge of software and other intangible assets in the Other segment.
[8]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis.
[9]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[10]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $115 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[11]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $120 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.